Subsequent Events	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
20.	SUBSEQUENT EVENTS

Subsequent to the year end, the Company received an additional $37,500 in drawdowns from its $205,000 credit facility and provided $37,500 in loans to Minera Exar to fund the development expenditures on the Cauchari-Olaroz project.

On April 1, 2019 the Company entered into a definitive transaction agreement whereby Ganfeng has agreed to subscribe, through a wholly-owned subsidiary, for 141,017 newly issued shares of Minera Exar, for cash consideration of $160,000. As a result, Ganfeng will increase its direct and indirect interest in the Cauchari-Olaroz project from 37.5% to 50%, with Lithium Americas holding the remaining 50% interest (each subject to the rights of JEMSE (the Government of Jujuy) to acquire an approximate 8.5% interest in Minera Exar). Closing of the transaction remains subject to Ganfeng shareholder and regulatory approvals, the consent of BCP Innovation Pte. Ltd. in its capacity as lender pursuant to the Company’s senior credit facility, the Company’s shareholder approval and other customary closing conditions.